BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATION
BUSINESS COMBINATION

19     BUSINESS COMBINATION

On March 1, 2018, the Company acquired 100% of equity interest of Wuhan Haoxiaozi Robot Technology Co., Ltd, ("RTEC"), which provides K-12 robotics programming education services. The total consideration was RMB58,200 in cash.

On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

	RMB	Amortization period
Cash and cash equivalents	3,874
Financial receivables	7,550
Prepaid and other current assets	6,138
Inventory, net	803
Property and equipment	12,851
Intangible assets	12,688	10
Goodwill	49,417
Other non-current assets	114
Total assets	93,435
Deferred revenue	(31,906)
Accounts payable and other current liabilities	(1,046)
Deferred tax liabilities	(2,283)
Total	58,200

The excess of the purchase price over the tangible assets and identifiable intangible assets acquired reduced by liabilities assumed was initially recorded as goodwill and the goodwill is not deductible for tax purposes. The amount of goodwill resulted from the acquisition was RMB49,417 as of March 1, 2018.The acquired identifiable intangible assets were valued using discounted cash flow method. The goodwill acquired resulted primarily from the Company’s expected synergies from the integration of businesses acquired into the Company’s existing K-12 programs.